Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
16.	INCOME TAXES

Cayman Islands

The Company and TechSoft Holding are tax exempted companies incorporated in the Cayman Islands.

British Virgin Islands

Under the current BVI law, income from Techfaith BVI, Great Earnest, 798 Entertainment, Finest Technology, Infoexcel Technology, Charm Faith, Fair Nice and Time Spring are not subject to taxation.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2014, 2015 and 2016 on the basis that Techfaith HK, Technology HK and Media Chance did not have any assessable profits arising in or derived from Hong Kong.

PRC

On March 16, 2007, the National People’s Congress of China adopted the Enterprise Income Tax Law (“the EIT Law”) which became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. Under the EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%.

Techfaith China have obtained the HNTE in December 2008 and renewed the HNTE status in 2011 and 2014, respectively under the EIT Law.

Techfaith Intelligent Handset Beijing has obtained the HNTE since December 2008 and renewed the HNTE status in 2011. In 2014, the HNTE status was expired.

Techfaith Shanghai is a qualified manufacturing foreign investment enterprise located in Shanghai Pudong according to the old EIT law prior to January 1, 2008, obtained HNTE in December 2008 and renewed the HNTE status in 2011 and 2014, respectively.

One Net obtained the HNTE in September 2010 and renewed the HNTE status in 2013 under the EIT Law. Beginning from 2010, the tax rate for One Net is 15%. In 2016, the HNTE status was expired. As a result, the tax rate for One Net is 25%.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2014	2015	2016	2017	2018
Techfaith China	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai	15.0%	15.0%	15.0%	15.0%	15.0%
One Net	15.0%	15.0%	25.0%	25.0%	25.0%

The HNTE status was renewed by Techfaith China in 2014, Techfaith Shanghai in 2014. Under the EIT Law, the HNTE status is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status.

The EIT Law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. If legal entities organized outside China were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside China earned to be subject to China’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. resides within China. Pursuant to the Implementation Rules to EIT Law released by the Chinese government, management does not believe that the legal entities organized outside China should be characterized as China tax residents for EIT Law purposes.

Under the EIT Law and its implementation rules, dividends generated after January 1, 2008 and payable by a foreign invested enterprise in China to its foreign investors who are nonresident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are taxable upon distribution to the Company of approximately $186,977, $164,724 and $168,376 at December 31, 2014, 2015 and 2016, respectively. The Group did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. It is not practical to determine the amount of any unrecognized deferred tax liability on those undistributed earnings. If the Group were to distribute such unremitted earnings, the Group would be subject to the dividend withholding taxes of approximately $10,627.

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2014	2015	2016
Current tax	$438	$1,024	$—
Deferred tax	—	(28)	—

	$438	$996	$—

All of the income taxes are related to the PRC entities of the Group.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2015	2016
Deferred tax assets:
Accrued expenses	$716	$862
Product warranty provision	8	8
Allowance for doubtful accounts	275	434
Inventory provision	1,973	1,921
Depreciation and amortization	2,978	2,811
Net operating loss carry forwards	4,370	5,058
Less: Valuation allowance	(10,320)	(11,094)

Net deferred tax assets	$—	$—

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2014	2015	2016
Income (Loss) before income tax-continuing operations	$(15,197)	$(12,697)	$9,778
Income before income tax-discontinuing operations	567	596	381
Tax provision at PRC enterprise income tax rate of 25%	(3,658)	(3,025)	2,540
Expenses not deductible for tax purposes and others	649	2,338	77
Preferential tax rates granted to PRC entities	99	333	(1,422)
Effect of the different income tax rates in other jurisdictions	787	1,011	(1,971)
Changes in valuation allowances	1,976	335	774
Expired operating loss carry forwards	585	4	2

	$438	$996	$—

Operating loss carry forwards of $3,280, $17 and $8 expired during 2014, 2015 and 2016 respectively; therefore the effects of income tax are $585, $4 and $2 in 2014, 2015 and 2016 respectively. As of December 31, 2016, the Group had $25,142 operating loss carry forwards that expire from 2016 through 2020, which will be available to offset future taxable income.

The Group determines whether or not a valuation allowance is required at the level of each taxable entity. The deferred tax assets arose in companies which are not expected to have any significant taxable income in the foreseeable future and consequently full provision has been made against the deferred tax assets of those entities.

Without the preferential tax rates granted to PRC entities, income tax expense would have decreased by approximately $99 and $333 for the years ended December 31, 2014 and 2015, respectively, representing an increased in the basic and diluted earnings per share of $0.00 and $0.00, for the years ended December 31, 2014 and 2015, respectively. Without the preferential tax rates granted to PRC entities, income tax expense would have increased by approximately $1,422 for the years ended December 31, 2016, representing a decreased in the basic and diluted earnings per share of $0.00.

The Group has concluded that there are no significant unrecognized tax positions requiring recognition in financial statements for the years ended December 31, 2014, 2015 and 2016. The Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s subsidiaries. In accordance with relevant PRC tax administration laws, tax years from 2009 to 2016 of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2016 at the tax authority’s discretion.